Loss Per Share (Tables)	12 Months Ended
Jun. 30, 2021
Earnings per share [abstract]
Reconciliation of Basic and Diluted Loss Per Share
The following is a reconciliation of basic and diluted loss per share:

	Year ended June 30,
	2021	2020
Net loss from continuing operations attributable to Aurora shareholders	($692,013)	($3,230,833)
Net loss from discontinuing operations attributable to Aurora shareholders	($1,612)	($51,861)
Net loss attributable to Aurora shareholders	($693,625)	($3,282,694)

Weighted average number of common shares outstanding	169,118,540	96,753,429

Continuing operations, basic and diluted loss per share	($4.09)	($33.39)
Discontinued operations, basic and diluted loss per share	($0.01)	($0.54)
Basic and diluted loss per share	($4.10)	($33.93)